Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Due within:
One year	$ 231,644	$ 280,477
Two years	58,844	65,220
Three years	30,767	23,482
Four years	12,662	11,984
Five years	16,087	12,139
Total	$ 350,004	$ 393,302